Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Movement Schedules by Measurement Component (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		€ 36
Beginning balance		176,120
Opening net balance		176,083
Opening assets, Reinsurance		16,939	[1]	€ 3,518
Opening liabilities, Reinsurance	[1]	270
Net opening balance, Investment contracts		21,055		27,392
Variable Fee Approach [Abstract]
Closing net balance		177,262		176,083
Closing assets		185		36
Ending balance		177,446		176,120
Closing assets, Reinsurance		16,608		16,939	[1]
Closing liabilities, Reinsurance		608		270	[1]
Net closing balance, Investment contracts		21,594		21,055
Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		21,055		27,392
Net opening balance, Investment contracts		21,055		27,392
Earnings released from contractual service margin		(17)		(11)
Release of risk adjustment		(15)		(14)
Experience adjustments on current service		4		5
Changes that relate to current service		(28)		(20)
Insurance service result		(28)		(20)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		1,921		(3,247)
Insurance finance income / (expenses)		1,921		(3,247)
Premiums received		475		511
Claims, benefits and expenses paid		(2,506)		(2,308)
Other		172
Cash flows		(2,030)		(1,797)
Other movements		172
Net exchange differences		503		(1,273)
Net closing balance, Investment contracts		21,594		21,055
Closing liabilities, Investment contracts		21,594		21,055
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		36
Beginning balance		175,681
Opening net balance		175,645
Opening assets, Reinsurance		16,934
Opening liabilities, Reinsurance		270
Variable Fee Approach [Abstract]
Closing net balance		177,222		175,645
Closing assets		185		36
Ending balance		177,407		175,681
Closing assets, Reinsurance		16,601		16,934
Closing liabilities, Reinsurance		608		270
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		36		110
Beginning balance		175,681		288,102
Opening net balance		175,645		287,991
Changes in estimates that result in (a reversal of) onerous contracts		1,025		1,277
New contracts issued – onerous		60		56
Changes that relate to future service		1,084		1,333
Earnings released from contractual service margin		(952)		(1,229)
Release of risk adjustment		(345)		(359)
Experience adjustments on current service		75		(46)
Revenue recognised for incurred policyholder tax expenses		(15)		1
Changes that relate to current service		(1,238)		(1,634)
Changes that relate to past service		17		(8)
Experience adjustments on claims incurred		17		(8)
Insurance service result		(137)		(309)
General Model [Abstract]
Interest accreted to insurance contracts		3,098		2,925
Changes in interest rates and other financial assumptions		1,587		(28,172)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		421		(843)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		13,730		(25,351)
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option		(1,493)		(5,799)
Insurance finance income / (expenses)		17,343		(57,240)
Premiums received		14,203		15,444
Claims, benefits and expenses paid		(23,862)		(26,454)
Acquisition costs paid		(936)		(892)
Other		(30)		(28)
Cash flows		(10,624)		(11,930)
Contracts disposed during the period		(347)		(278)
Transfers to disposal groups		(345)		(52,037)
Other		20		5
Transfer (to)/from other headings		(512)
Other movements		(1,184)		(52,310)
Net exchange differences		(3,821)		9,442
Closing net balance		177,222		175,645
Closing assets		185		36
Ending balance		177,407		175,681
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		16,934		21,288
Opening liabilities, Reinsurance		(270)		(471)
Net opening balance, Reinsurance		16,664		20,818
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		550		607
New reinsurance contracts issued / acquired recognized in the year		(17)
Changes in estimates that result in (a reversal of) onerous contracts		12		31
Changes that relate to future service		544		638
Earnings released from contractual service margin		(26)		42
Release of risk adjustment		(118)		(147)
Experience adjustments on current service		(217)		(274)
Changes that relate to current service		(361)		(379)
Changes that relate to past service		(2)		(12)
Experience adjustments on claims incurred		(2)		(12)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		181		248
Insurance finance income / (expenses)		1,048		(3,944)
Premiums paid, net of received fixed commission		2,642		3,005
Amounts received		(3,622)		(4,503)
Cash flows		(979)		(1,498)
Other		(371)		(323)
Other movements		(371)		(323)
Net exchange differences		(550)		1,363
Net closing balance, Reinsurance		15,993		16,664
Closing assets, Reinsurance		16,601		16,934
Closing liabilities, Reinsurance		(608)		(270)
Best estimate liability [Member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		20,874		27,064
Net opening balance, Investment contracts		20,874		27,064
Changes in estimates that adjust contractual service margin		(152)		110
Changes that relate to future service		(152)		110
Experience adjustments on current service		4		5
Changes that relate to current service		4		5
Insurance service result		(148)		114
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		1,921		(3,247)
Insurance finance income / (expenses)		1,921		(3,247)
Premiums received		475		511
Claims, benefits and expenses paid		(2,506)		(2,308)
Other		170
Cash flows		(2,030)		(1,797)
Other movements		170
Net exchange differences		498		(1,261)
Net closing balance, Investment contracts		21,285		20,874
Closing liabilities, Investment contracts		21,285		20,874
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		100		1,086
Beginning balance		163,381		271,870
Opening net balance		163,280		270,784
Changes in estimates that adjust contractual service margin		(204)		909
Changes in estimates that result in (a reversal of) onerous contracts		974		1,408
New contracts issued – non-onerous		(563)		(595)
New contracts issued – onerous		38		27
Changes that relate to future service		245		1,749
Experience adjustments on current service		75		(47)
Revenue recognised for incurred policyholder tax expenses		(15)		1
Changes that relate to current service		60		(46)
Changes that relate to past service		17		(7)
Experience adjustments on claims incurred		17		(7)
Insurance service result		322		1,695
General Model [Abstract]
Interest accreted to insurance contracts		2,680		2,548
Changes in interest rates and other financial assumptions		1,573		(28,114)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		425		(862)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		13,730		(25,351)
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option		(1,493)		(5,799)
Insurance finance income / (expenses)		16,915		(57,578)
Premiums received		14,203		15,444
Claims, benefits and expenses paid		(23,862)		(26,454)
Acquisition costs paid		(936)		(892)
Other		(30)		(28)
Cash flows		(10,624)		(11,930)
Contracts disposed during the period		(283)		(177)
Transfers to disposal groups		(59)		(48,338)
Other		41
Transfer (to)/from other headings		(511)
Other movements		(811)		(48,515)
Net exchange differences		(3,520)		8,825
Closing net balance		165,562		163,280
Closing assets		475		100
Ending balance		166,036		163,381
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		16,233		20,608
Opening liabilities, Reinsurance		(371)		(1,617)
Net opening balance, Reinsurance		15,862		18,991
Changes in estimates that adjust contractual service margin		(3)		244
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		477		655
New reinsurance contracts issued / acquired recognized in the year		(330)		(8)
Changes that relate to future service		144		891
Experience adjustments on current service		(217)		(274)
Changes that relate to current service		(217)		(274)
Changes that relate to past service		(2)		(12)
Experience adjustments on claims incurred		(2)		(12)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		(76)		605
Insurance finance income / (expenses)		1,013		(3,954)
Premiums paid, net of received fixed commission		2,642		3,005
Amounts received		(3,622)		(4,503)
Cash flows		(979)		(1,498)
Other		(132)		403
Other movements		(132)		403
Net exchange differences		(528)		1,316
Net closing balance, Reinsurance		15,160		15,862
Closing assets, Reinsurance		16,184		16,233
Closing liabilities, Reinsurance		(1,024)		(371)
Risk adjustment [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Changes in estimates that result in (a reversal of) onerous contracts		22		27
Risk adjustment [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		109		133
Net opening balance, Investment contracts		109		133
Changes in estimates that adjust contractual service margin		31		(3)
Changes that relate to future service		31		(3)
Release of risk adjustment		(15)		(14)
Changes that relate to current service		(15)		(14)
Insurance service result		16		(17)
Variable Fee Approach [Abstract]
Net exchange differences		3		(6)
Net closing balance, Investment contracts		128		109
Closing liabilities, Investment contracts		128		109
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets				(510)
Beginning balance		3,436		4,831
Opening net balance		3,435		5,341
Changes in estimates that adjust contractual service margin		380		(1,232)
Changes in estimates that result in (a reversal of) onerous contracts		51		(131)
New contracts issued – non-onerous		90		103
New contracts issued – onerous		22		29
Changes that relate to future service		542		(1,231)
Release of risk adjustment		(345)		(359)
Experience adjustments on current service				1
Changes that relate to current service		(345)		(359)
Insurance service result		197		(1,591)
General Model [Abstract]
Interest accreted to insurance contracts		195		156
Changes in interest rates and other financial assumptions		14		(58)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		(4)		19
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		205		117
Contracts disposed during the period		(5)		(5)
Transfers to disposal groups		(197)		(659)
Transfer (to)/from other headings		(1)
Other movements		(203)		(663)
Net exchange differences		(98)		231
Closing net balance		3,537		3,435
Closing assets		(286)
Ending balance		3,251		3,436
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		1,010		1,009
Opening liabilities, Reinsurance		(101)		585
Net opening balance, Reinsurance		909		1,594
Changes in estimates that adjust contractual service margin		6		(408)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		67		(58)
New reinsurance contracts issued / acquired recognized in the year		42		21
Changes that relate to future service		114		(444)
Release of risk adjustment		(118)		(147)
Changes that relate to current service		(118)		(147)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		(3)		(591)
Insurance finance income / (expenses)		48		47
Other		(176)		(206)
Other movements		(176)		(206)
Net exchange differences		(23)		65
Net closing balance, Reinsurance		755		909
Closing assets, Reinsurance		423		1,010
Closing liabilities, Reinsurance		332		(101)
Contractual service margin [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		8,929		11,866
Changes in estimates that adjust contractual service margin		(176)		323
Earnings released from contractual service margin		(952)		(1,229)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		223		221
Other		(110)		(3,035)
Cash flows		(59)		(96)
Net exchange differences		(203)		387
Closing net balance		8,124		8,929
Contractual service margin [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		(107)		233
Changes in estimates that adjust contractual service margin		(4)		164
Earnings released from contractual service margin		(26)		42
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		(13)		(37)
Other		(63)		(520)
Net exchange differences		2		(17)
Closing net balance		78		(107)
Contractual service margin [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		72		195
Opening liabilities, Investment contracts		72		195
Net opening balance, Investment contracts		72		195
Changes in estimates that adjust contractual service margin		121		(106)
Changes in estimates that adjust contractual service margin		121		(106)
Changes that relate to future service		121		(106)
Earnings released from contractual service margin		(17)		(11)
Earnings released from contractual service margin		(17)		(11)
Changes that relate to current service		(17)		(11)
Insurance service result		104		(117)
Variable Fee Approach [Abstract]
Other		1
Other		1
Other movements		1
Net exchange differences		2		(6)
Net exchange differences		2		(6)
Closing net balance		180		72
Net closing balance, Investment contracts		180		72
Closing liabilities, Investment contracts		180		72
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		(64)		(465)
Beginning balance		8,865		11,401
Opening net balance		8,929		11,866
Changes in estimates that adjust contractual service margin		(176)		323
New contracts issued – non-onerous		473		493
Changes that relate to future service		297		816
Earnings released from contractual service margin		(952)		(1,229)
Changes that relate to current service		(952)		(1,229)
Insurance service result		(656)		(414)
General Model [Abstract]
Interest accreted to insurance contracts		223		221
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		223		221
Contracts disposed during the period		(59)		(96)
Transfers to disposal groups		(89)		(3,040)
Other		(21)		5
Transfer (to)/from other headings		(1)
Other movements		(169)		(3,131)
Net exchange differences		(203)		387
Closing net balance		8,124		8,929
Closing assets		(4)		(64)
Ending balance		8,120		8,865
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		(309)		(328)
Opening liabilities, Reinsurance		202		561
Net opening balance, Reinsurance		(107)		233
Changes in estimates that adjust contractual service margin		(4)		164
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		6		10
New reinsurance contracts issued / acquired recognized in the year		271		(13)
Changes in estimates that result in (a reversal of) onerous contracts		12		31
Changes that relate to future service		286		192
Earnings released from contractual service margin		(26)		42
Changes that relate to current service		(26)		42
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		260		234
Insurance finance income / (expenses)		(13)		(37)
Other		(63)		(520)
Other movements		(63)		(520)
Net exchange differences		2		(17)
Net closing balance, Reinsurance		78		(107)
Closing assets, Reinsurance		(7)		(309)
Closing liabilities, Reinsurance		€ 85		€ 202

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.